Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Segments [Line Items]
Segment loans and advances to customers	£ 452,408	£ 449,745
Segment external assets	892,927	881,453
Segment customer deposits	474,693	471,396
Segment external liabilities	847,810	834,088
Retail
Schedule of Operating Segments [Line Items]
Segment loans and advances to customers	365,055	361,181
Segment external assets	380,919	376,789
Segment customer deposits	313,339	308,441
Segment external liabilities	319,066	313,244
Commercial Banking
Schedule of Operating Segments [Line Items]
Segment loans and advances to customers	88,069	88,606
Segment external assets	148,736	150,834
Segment customer deposits	161,159	162,752
Segment external liabilities	202,358	204,815
Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Segment loans and advances to customers	0	0
Segment external assets	191,796	184,267
Segment customer deposits	0	0
Segment external liabilities	187,673	179,962
Other
Schedule of Operating Segments [Line Items]
Segment loans and advances to customers	(716)	(42)
Segment external assets	171,476	169,563
Segment customer deposits	195	203
Segment external liabilities	£ 138,713	£ 136,067